Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of components of net finance receivables by type
Components of net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Gross receivables *	$5,028	$1,672	$534	$25	$7,259
Unearned finance charges and points and fees	(833)	—	—	(2)	(835)
Accrued finance charges	60	31	4	—	95
Deferred origination costs	45	—	—	—	45
Total	$4,300	$1,703	$538	$23	$6,564

December 31, 2014
Gross receivables *	$4,462	$2,053	$635	$52	$7,202
Unearned finance charges and points and fees	(764)	—	(1)	(5)	(770)
Accrued finance charges	58	38	5	1	102
Deferred origination costs	44	—	—	—	44
Total	$3,800	$2,091	$639	$48	$6,578

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its fair value;

•
Finance receivables originated subsequent to the Fortress Acquisition — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; and

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts.

Schedule of unused credit lines extended to customers by the Company
Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)
December 31,	2015	2014

Personal loans	$2	$1
SpringCastle Portfolio	365	354
Real estate loans	30	31
Total	$397	$386

Schedule of largest concentrations of net finance receivables
The largest concentrations of net finance receivables were as follows:

December 31,	2015		2014 *
(dollars in millions)	Amount	Percent	Amount	Percent

North Carolina	$593	9%	$645	10%
Illinois	468	7	414	6
California	429	7	540	8
Indiana	403	6	349	5
Pennsylvania	375	6	393	6
Ohio	371	6	394	6
Florida	345	5	328	5
Virginia	334	5	351	5
Other	3,246	49	3,164	49
Total	$6,564	100%	$6,578	100%

*	December 31, 2014 concentrations of net finance receivables are presented in the order of December 31, 2015 state concentrations.

Summary of net finance receivables by type by days delinquent
The following is a summary of net finance receivables by type and by days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Net finance receivables: *
60-89 days past due	$49	$26	$19	$—	$94
90-119 days past due	41	16	3	—	60
120-149 days past due	34	12	2	1	49
150-179 days past due	31	11	2	—	44
180 days or more past due	3	1	13	—	17
Total delinquent finance receivables	158	66	39	1	264
Current	4,077	1,588	486	22	6,173
30-59 days past due	65	49	13	—	127
Total	$4,300	$1,703	$538	$23	$6,564

December 31, 2014
Net finance receivables: *
60-89 days past due	$36	$34	$13	$1	$84
90-119 days past due	30	21	9	—	60
120-149 days past due	24	17	5	1	47
150-179 days past due	21	16	4	—	41
180 days or more past due	2	2	13	—	17
Total delinquent finance receivables	113	90	44	2	249
Current	3,632	1,937	577	45	6,191
30-59 days past due	55	64	18	1	138
Total	$3,800	$2,091	$639	$48	$6,578

Schedule of performing and nonperforming net finance receivables by type
Our performing and nonperforming net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Performing	$4,191	$1,663	$518	$22	$6,394
Nonperforming	109	40	20	1	170
Total	$4,300	$1,703	$538	$23	$6,564

December 31, 2014
Performing	$3,723	$2,035	$608	$47	$6,413
Nonperforming	77	56	31	1	165
Total	$3,800	$2,091	$639	$48	$6,578

Schedule of information regarding purchased credit impaired finance receivables
Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	SCP Loans	FA Loans *	Total

December 31, 2015
Carrying amount, net of allowance	$350	$89	$439
Outstanding balance	482	136	618
Allowance for purchased credit impaired finance receivable losses	—	12	12

December 31, 2014
Carrying amount, net of allowance	$452	$105	$557
Outstanding balance	628	151	779
Allowance for purchased credit impaired finance receivable losses	—	11	11

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2015	2014

Carrying amount	$59	$72
Outstanding balance	89	99

Schedule of Purchased credit impaired FA Loans held for sale [Table Text Block]	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2015	2014

Carrying amount	$59	$72
Outstanding balance	89	99

Schedule of changes in accretable yield for purchased credit impaired finance receivables
Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	SCP Loans	FA Loans	Total

Year Ended December 31, 2015
Balance at beginning of period	$452	$54	$506
Accretion (a)	(77)	(8)	(85)
Reclassifications from nonaccretable difference (b)	—	20	20
Balance at end of period	$375	$66	$441

Year Ended December 31, 2014
Balance at beginning of period	$—	$768	$768
Accretable yield for SpringCastle Portfolio contributed to SFC	366	—	366
Accretion (a)	(37)	(75)	(112)
Reclassifications from nonaccretable difference (b)	123	19	142
Transfers due to finance receivables sold	—	(658)	(658)
Balance at end of period	$452	$54	$506

Year Ended December 31, 2013
Balance at beginning of period	$—	$624	$624
Accretion	—	(117)	(117)
Reclassifications from nonaccretable difference (b)	—	261	261
Balance at end of period	$—	$768	$768

(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$13

(b)	Reclassifications from nonaccretable difference represents the increases in accretion resulting from higher estimated undiscounted cash flows.

Schedule of Accretion on our purchased credit impaired FA Loans held for sale [Table Text Block]	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$13

Schedule of Troubled Debt Restructurings,Held for Investments and Held for Sale [Table Text Block]
Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

December 31, 2015
TDR gross finance receivables (b)	$32	$14	$200	$246
TDR net finance receivables	31	13	201	245
Allowance for TDR finance receivable losses	9	4	34	47

December 31, 2014
TDR gross finance receivables (b)	$22	$11	$196	$229
TDR net finance receivables	22	10	196	228
Allowance for TDR finance receivable losses	1	3	32	36

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

(b)	As defined earlier in this Note.

Schedule of TDR finance receivables held for sale (gross, net and allowance) [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

Schedule of TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR average net receivables	$29	$12	$198	$239
TDR finance charges recognized	3	1	11	15

Year Ended December 31, 2014
TDR average net receivables (b)	$17	$5	$951	$973
TDR finance charges recognized	2	1	47	50

Year Ended December 31, 2013
TDR average net receivables	$15	$—	$1,116	$1,131
TDR finance charges recognized	1	—	63	64

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$248	$248
TDR finance charges recognized	—	4	4

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

(b)	TDR SpringCastle Portfolio loans average net receivables for the year ended December 31, 2014 reflect a five-month average since the SAC Capital Contribution occurred on July 31, 2014.

Schedule of trouble debt restructuring average held for sale [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$248	$248
TDR finance charges recognized	—	4	4

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

Schedule of information regarding new volume of the TDR finance receivables
Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$33	$7	$21	$61
Post-modification TDR net finance receivables:
Rate reduction	$15	$6	$17	$38
Other (b)	12	—	5	17
Total post-modification TDR net finance receivables	$27	$6	$22	$55
Number of TDR accounts	6,515	721	385	7,621

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$18	$4	$213	$235
Post-modification TDR net finance receivables:
Rate reduction	$10	$4	$157	$171
Other (b)	6	—	46	52
Total post-modification TDR net finance receivables	$16	$4	$203	$223
Number of TDR accounts	4,206	468	2,374	7,048

Year Ended December 31, 2013
Pre-modification TDR net finance receivables	$15	$—	$573	$588
Post-modification TDR net finance receivables:
Rate reduction	$8	$—	$543	$551
Other (b)	4	—	50	54
Total post-modification TDR net finance receivables	$12	$—	$593	$605
Number of TDR accounts	3,240	—	7,085	10,325

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

(b)	“Other” modifications include extension of term and forgiveness of principal or interest.

Schedule of Information regarding new volume of TDR finance receivables held for sale [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

Schedule of net finance receivables that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause TDR finance receivables to be considered nonperforming
Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR net finance receivables (b)	$5	$2	$3	$10
Number of TDR accounts	1,221	147	46	1,414

Year Ended December 31, 2014
TDR net finance receivables (b)	$1	$1	$33	$35
Number of TDR accounts	141	53	524	718

Year Ended December 31, 2013
TDR net finance receivables (b)	$1	$—	$69	$70
Number of TDR accounts	355	—	928	1,283

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

Schedule of net finance receivables that were modified TDRs that were held for sale [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49